UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06179

             Flaherty & Crumrine Preferred Income Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Fund:

     The new fiscal year began much like the previous year ended. For the three month period ended February 28, 2010, total return (principal change and income) on net asset value of the Fund was +10.9%. Over the same period, total return on market price of Fund shares was +27.2%.

     The strong performance came as credit markets continued to recover from the depths of the financial crisis last year. Economists and investors have expressed confidence that our financial system is back on track, and, although problems persist, seeds of recovery are in place. We share this view and encourage you to visit www.preferredincome.com to read our Quarterly Economic Update.

     Over the past several quarters, the focus of these letters has been the financial crisis and its impact on the Fund's investment portfolio. We experienced gut-wrenching market weakness starting in the second half of 2008 and continuing into early 2009, only to watch prices rebound dramatically in the months since. Never before have we seen such extreme volatility over a relatively short time frame. We expect smoother waters ahead, but, as always, the future will be filled with challenges and opportunities.

     We will take advantage of this relative calm to review the market for preferred securities a bit more broadly than our typical quarterly letter. After turbulence, the time seems right to take a step back and regain some perspective on the market. Readers can compare these broad market comments to the Fund's investments summarized on the following pages.

     As of February 28, 2010, the market for preferred securities has grown to $378 billion(1) from $231 billion in 2005. The issues that comprise the market are far from homogeneous. An issuer is now able to tailor a preferred security to its specific financing needs by choosing from a wide range of features. Because of the variety of terms preferreds have, it has become easier to define a preferred by what it is not--a preferred security is not senior debt and it is not common stock.

     Fifteen percent of the market is "traditional" preferred, i.e. the distributions to investors are DIVIDENDS, and paid from after-tax income of the issuer. These distributions may have after-tax benefits to investors. 85% is "taxable" preferred that pay INTEREST(2); these payments are treated as interest expense for issuers and ordinary income for investors.

     Many features of preferred securities are especially beneficial to companies in highly-regulated industries. Preferred issues from utilities, banks and insurance companies comprise over 80% of the preferred market. Of course, as the experience of the past couple of years serves to remind us, regulators can contribute to problems at the companies they regulate. Nonetheless, regulators recognize the critical role of the preferred market, and have helped facilitate growth in the asset class.

     Despite a rash of downgrades during the financial crisis, the market is still comprised of mostly investment-grade issues. 64% of preferred issues are rated Baa or higher. A substantially larger portion of the preferred universe is comprised of issuers with SENIOR DEBT rated investment grade. For this reason, preferred securities are widely considered to be the highest yielding asset class of investment grade companies.

----------
(1) Market statistics used in this report, along with a wide range of additional information can be viewed by visiting the Flaherty & Crumrine website, www.preferredstockguide.com.

(2) We include preferred securities issued in the United States by foreign domiciled entities in the "taxable" category; many of these issues make distributions considered to be dividends for some types of investors

     A word about credit analysis is in order. We have always based investment decisions on our internal credit research, and try to own credits that we believe are investment grade quality. Of course, credit analysis is more art than science, and no one does it perfectly, but we think our team does an outstanding job.

     Our focus is first and foremost on preferred securities. The objective of our credit analysis is to develop an in-depth opinion about the quality of each security in the Fund. This approach differs from the rating agencies, where the focus is primarily on the quality of an issuer's most senior debt. Once the senior debt rating is determined, a mechanical "notching" methodology is applied to rate subordinated classes of securities, such as the issuer's preferreds (rating agency methodology brings to mind the Bismarck quote, "laws are like sausages, it is better not to see them being made").

     Much has been made recently about potential conflicts at the public rating agencies. Whether the conflicts are real or perceived, the business model of the agencies is likely to change. Regardless of how one views the public rating agencies, we don't face those conflicts and care only about choosing the right investments for the Fund. We pay close attention to the public ratings, but our investment decisions are only made after we do our own homework.

     One additional question that should be on the minds of shareholders: can the Fund continue to produce double-digit quarterly returns? The answer shouldn't be surprising--it's not likely. By a variety of measures, in our view, the preferred market remains attractive relative to other asset classes. But the disparity is not as glaring as it was last spring and, in fact, is now approaching a range we consider normal.

     Of course, preferred security prices never experienced anything like the volatility they experienced during the recent financial crisis. Historically, investors have (quite properly) owned these securities for the income they produce; only recently have they attracted the attention of those more inclined toward casinos. Now that the economy is beginning to stabilize, the wrath of recent markets seems to have instilled a new sense of discipline and propriety on companies that lost their way. Nonetheless, we will continue to keep a close eye on how those companies adapt to this new environment.

     More information is always available on the Fund's website at www.preferredincome.com.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President
April 21, 2010

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2010 (UNAUDITED)

FUND STATISTICS

Net Asset Value         $     10.67
Market Price            $     11.37
Premium                        6.56%
Yield on Market Price          7.60%
Common Stock Shares
   Outstanding           10,685,849

MOODY'S RATINGS           % OF NET ASSETS+
-----------------------   ----------------
AA                               0.3%
A                                8.6%
BBB                             67.5%
BB                              19.6%
Below "BB"                       0.6%
Not Rated                        1.2%
                                ----
Below Investment Grade*         15.2%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                  (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Other                         4%
Banking                      41%
Utilities                    26%
Insurance                    22%
Energy                        6%
Financial Services            1%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Banco Santander                   6.8%
PNC Financial Services            5.7%
Capital One Financial             4.4%
Liberty Mutual Group              4.1%
Metlife                           3.8%
Dominion Resources                3.7%
Comerica                          3.5%
Goldman Sachs                     3.3%
Interstate Power & Light          2.9%
HSBC Plc                          2.8%

                                          % OF NET ASSETS**+
                                          ------------------
Holdings Generating Qualified Dividend
   Income (QDI) for Individuals                   43%
Holdings Generating Income Eligible for
   the Corporate Dividends Received
   Deduction (DRD)                                29%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

+    NET ASSETS INCLUDES ASSETS ATTRIBUTABLE TO THE USE OF LEVERAGE.

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- 95.0%
                 BANKING -- 41.3%
$    2,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B .............................   $     2,861,625(1)
       417,300   Banco Santander, 10.50% Pfd., Series 10 .......................................        11,493,485**(1)(2)
        48,700   Bank of America Corporation, 6.70% Pfd. .......................................         1,079,192*(1)
                 Barclays Bank PLC:
$    3,250,000      6.278% .....................................................................         2,486,250(1)(2)
        40,000      6.625% Pfd., Series 2 ......................................................           863,600*(1)(2)
        20,000      8.125% Pfd., Series 5 ......................................................           502,000**(2)
        87,500   BB&T Capital Trust VI, 9.60% Pfd. .............................................         2,493,750(1)
$    5,100,000   Capital One Capital III, 7.686% 08/15/36 ......................................         4,799,100(1)
$    2,500,000   Capital One Capital VI, 8.875% 05/15/40 .......................................         2,671,040
$    5,210,000   Colonial BancGroup, 7.114%, 144A**** ..........................................            15,630++
$    7,100,000   Comerica Capital Trust II, 6.576% 02/20/37 ....................................         5,946,250(1)
         9,000   FBOP Corporation, Adj. Rate Pfd., 144A**** ....................................            61,740*++
         1,250   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ...........         1,162,500(1)
        22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd.,
                    Series B, 144A**** .........................................................           561,094(1)
         3,250   First Tennessee Bank, Adj. Rate Pfd., 144A**** ................................         1,851,484*(1)
$      600,000   First Tennessee Capital I, 8.07% 01/06/27, Series A ...........................           532,874
$      500,000   First Tennessee Capital II, 6.30% 04/15/34, Series B ..........................           352,891
$    1,500,000   First Union Capital II, 7.95% 11/15/29 ........................................         1,542,829(1)
                 Goldman Sachs:
$    5,040,000      Capital II, 5.793% .........................................................         4,044,600(1)
         2,500      STRIPES Custodial Receipts, Pvt. ...........................................         1,525,000*
$      500,000   HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** ...........................           478,731
                 HSBC USA, Inc.:
        46,200      Adj. Rate Pfd., Series D ...................................................         1,076,576*(1)
       109,700      6.50% Pfd., Series H .......................................................         2,667,081*(1)
         4,400      $2.8575 Pfd. ...............................................................           194,260*(1)
$      950,000   JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA .......................           968,468
        15,000   JPMorgan Chase Capital XXVIII, 7.20% Pfd. 12/22/39 ............................           395,157
        15,000   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 .....................................           334,688(1)
        23,500   Keycorp Capital X, 8.00% Pfd. .................................................           587,265(1)
$      550,000   Lloyds Banking Group PLC, 6.657%, 144A**** ....................................           294,250**(2)+
        25,000   Morgan Stanley Capital Trust VIII, 6.45% Pfd. 04/15/67 ........................           546,750
        31,500   PFGI Capital Corporation, 7.75% Pfd. ..........................................           720,563(1)
       250,300   PNC Financial Services, 9.875% Pfd., Series F .................................         7,336,919*(1)
$    1,600,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ..............................         1,677,274(1)
         1,750   Sovereign REIT, 12.00% Pfd., Series A, 144A**** ...............................         1,999,375

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- (CONTINUED)
                 BANKING -- (CONTINUED)
$    2,400,000   Wachovia Capital Trust III, 5.80% .............................................   $     1,956,000
$    1,000,000   Washington Mutual, 9.75%, 144A**** ............................................            32,500++
$    1,600,000   Webster Capital Trust IV, 7.65% 06/15/37 ......................................         1,040,000(1)
$    1,000,000   Wells Fargo Capital XV, 9.75% .................................................         1,090,700
                                                                                                   ---------------
                                                                                                        70,243,491
                                                                                                   ---------------
                 FINANCIAL SERVICES -- 0.5%
$      500,000   General Electric Capital Corporation, 6.375% 11/15/67 .........................           448,125
        15,300   HSBC Finance Corporation, 6.36% Pfd. ..........................................           354,769*
                 Lehman Brothers Holdings, Inc.:
        15,000      5.67% Pfd., Series D .......................................................             7,125*++
        19,500      5.94% Pfd., Series C .......................................................             8,775*++
        25,000      6.50% Pfd., Series F .......................................................             3,813*++
        27,500      7.95% Pfd. .................................................................             3,768*++
                                                                                                   ---------------
                                                                                                           826,375
                                                                                                   ---------------
                 INSURANCE -- 19.5%
$    1,000,000   Ace Capital Trust II, 9.70% 04/01/30 ..........................................         1,162,374(1)(2)
        22,800   Arch Capital Group Ltd., 8.00% Pfd., Series A .................................           577,125**(1)(2)
                 AXA SA:
$    1,500,000      6.379%, 144A**** ...........................................................         1,211,250**(1)(2)
$    3,000,000      6.463%, 144A**** ...........................................................         2,392,500**(1)(2)
        35,900   Axis Capital Holdings, 7.50% Pfd., Series B ...................................         3,073,937(1)(2)
        90,600   Delphi Financial Group, 7.376% Pfd. 05/15/37 ..................................         1,817,662(1)
$    3,540,000   Everest Re Holdings, 6.60% 05/15/37 ...........................................         2,849,700(1)
                 Liberty Mutual Group:
$      800,000      7.80% 03/15/37, 144A**** ...................................................           692,000(1)
$    4,000,000      10.75% 06/15/58, 144A**** ..................................................         4,360,000(1)
$      500,000   MetLife Capital Trust IV, 7.875% 12/15/37, 144A**** ...........................           495,000(1)
$    2,000,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** .............................         2,240,000(1)
                 MetLife, Inc.:
        89,400      6.50% Pfd., Series B .......................................................         2,209,298*(1)
$    1,250,000      10.75% 08/01/39 ............................................................         1,544,152(1)
                 Principal Financial Group:
         5,000      5.563% Pfd., Series A ......................................................           411,250*
       100,000      6.518% Pfd., Series B ......................................................         2,261,250*(1)
                 Renaissancere Holdings Ltd.:
       122,250      6.08% Pfd., Series C .......................................................         2,518,350**(1)(2)

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- (CONTINUED)
                 INSURANCE -- (CONTINUED)
         6,900   6.60% Pfd., Series D ..........................................................    $      149,454**(2)
         9,200   7.30% Pfd., Series B ..........................................................           224,963**(2)
       119,500   Scottish Re Group Ltd., 7.25% Pfd. ............................................           700,569**(2)+
$      750,000   USF&G Capital, 8.312% 07/01/46, 144A**** ......................................           776,964(1)
$    2,000,000   XL Capital Ltd., 6.50%, Series E ..............................................         1,587,600(1)(2)
                                                                                                   ---------------
                                                                                                        33,255,398
                                                                                                   ---------------
                 UTILITIES -- 25.9%
        10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .....................           977,813*(1)
$    2,491,000   COMED Financing III, 6.35% 03/15/33 ...........................................         2,038,042(1)
$      250,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ............................           258,849
                 Dominion Resources, Inc.:
$    3,500,000      7.50% ......................................................................         3,469,329(1)
        90,000      8.375% Pfd., Series A ......................................................         2,560,500(1)
        40,000   Entergy Arkansas, Inc., 6.45% Pfd. ............................................           891,252*(1)
$    2,000,000   FPL Group Capital, Inc., 6.65% 06/15/67 .......................................         1,862,612
                 Georgia Power Company:
        12,600      6.125% Pfd. ................................................................           316,543*(1)
        12,500      6.50% Pfd., Series 2007A ...................................................         1,264,844*(1)
         3,000   Gulf Power Company, 6.45% Pfd., Series 2007A ..................................           296,815*(1)
        32,650   Indianapolis Power & Light Company, 5.65% Pfd. ................................         2,831,369*
       170,900   Interstate Power & Light Company, 8.375% Pfd., Series B .......................         4,966,781*(1)
                 Pacific Enterprises:
        22,430      $4.50 Pfd. .................................................................         1,762,157*(1)
        10,000      $4.75 Pfd., Series 53 ......................................................           830,800*(1)
$      500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .......................           470,343(1)
$    4,400,000   Puget Sound Energy, Inc., 6.974% 06/01/67 .....................................         3,921,051(1)
        60,000   Scana Corporation, 7.70% Pfd. .................................................         1,622,400(1)
                 Southern California Edison:
        35,000      6.00% Pfd., Series C .......................................................         3,189,375*(1)
        11,500      6.125% Pfd. ................................................................         1,075,610*(1)
$    3,000,000   Southern Union Company, 7.20% 11/01/66 ........................................         2,707,500(1)
$      750,000   TXU Electric Capital V, 8.175% 01/30/37 .......................................           228,750
        18,800   Union Electric Company, $7.64 Pfd. ............................................         1,883,525*(1)

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

 SHARES/$ PAR                                                                                           VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
$    3,900,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ..................................   $     3,602,843(1)
        14,750   Xcel Energy, Inc., $4.08 Pfd., Series B .......................................         1,076,013*
                                                                                                   ---------------
                                                                                                        44,105,116
                                                                                                   ---------------
                 ENERGY -- 6.1%
$    4,700,000   Enbridge Energy Partners LP, 8.05% 10/01/37 ...................................         4,647,821(1)
                 Enterprise Products Partners:
$      750,000      7.00% 06/01/67 .............................................................           680,930
$    1,500,000      8.375% 08/01/66, Series A ..................................................         1,518,735(1)
         3,500   Kinder Morgan GP, Inc., 8.33% Pfd., 144A**** ..................................         3,503,500*
                                                                                                   ---------------
                                                                                                        10,350,986
                                                                                                   ---------------
                 MISCELLANEOUS INDUSTRIES -- 1.7%
        40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...........................         2,903,752*(1)
                                                                                                   ---------------
                                                                                                         2,903,752
                                                                                                   ---------------
                 TOTAL PREFERRED SECURITIES
                    (Cost $161,811,457) ........................................................       161,685,118
                                                                                                   ---------------
CORPORATE DEBT SECURITIES -- 2.7%
                 FINANCIAL SERVICES -- 0.1%
        10,000   Ameriprise Financial, Inc., 7.75% 06/15/39 ....................................           259,225(1)
                                                                                                   ---------------
                                                                                                           259,225
                                                                                                   ---------------
                 INSURANCE -- 2.3%
$    2,200,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ...........................         1,933,961(1)
$    2,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .......................         1,902,702(1)
                                                                                                   ---------------
                                                                                                         3,836,663
                                                                                                   ---------------
                 UTILITIES -- 0.3%
        20,000   Entergy Texas, Inc., 7.875% 06/01/39 ..........................................           567,000
                                                                                                   ---------------
                                                                                                           567,000
                                                                                                   ---------------
                 TOTAL CORPORATE DEBT SECURITIES
                    (Cost $3,944,512) ..........................................................         4,662,888
                                                                                                   ---------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

 SHARES/$ PAR                                                                                           VALUE
---------------                                                                                    ---------------
COMMON STOCK -- 0.1%
                 BANKING -- 0.1%
         3,620   CIT Group, Inc. ...............................................................   $       131,877*+
                                                                                                   ---------------
                 TOTAL COMMON STOCK
                    (Cost $330,325) ............................................................           131,877
                                                                                                   ---------------
MONEY MARKET FUND -- 1.7%
     2,855,270   BlackRock Provident Institutional, T-Fund .....................................         2,855,270
                                                                                                   ---------------
                 TOTAL MONEY MARKET FUND
                    (Cost $2,855,270) ..........................................................         2,855,270
                                                                                                   ---------------
TOTAL INVESTMENTS (Cost $168,941,564***) ...........................................     99.5%         169,335,153
OTHER ASSETS AND LIABILITIES (Net) .................................................      0.5%             778,957
                                                                                        -----      ---------------
NET ASSETS BEFORE LOAN .............................................................    100.0%+++  $   170,114,110
                                                                                        -----      ---------------
LOAN PRINCIPAL BALANCE .........................................................................       (56,100,000)
                                                                                                   ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................   $   114,014,110
                                                                                                   ===============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2010, these securities amounted to $28,643,505 or 16.8% of net assets before loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security has been pledged as collateral for the Fund's loan. The total value of such securities was $125,486,320 at February 28, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of net assets before the loan.

ABBREVIATIONS:

PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
REIT    -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                        VALUE
                                                                                                   ---------------
OPERATIONS:
   Net investment income .......................................................................   $     2,750,803
   Net realized gain/(loss) on investments sold during the period ..............................        (1,565,597)
   Change in net unrealized appreciation/depreciation of investments ...........................        10,290,524
   Distributions to APS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ................................           (70,977)
                                                                                                   ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................        11,404,753
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...................        (2,306,539)
                                                                                                   ---------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................................        (2,306,539)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan ..........           151,775
                                                                                                   ---------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM FUND SHARE
      TRANSACTIONS .............................................................................           151,775
                                                                                                   ---------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ............................   $     9,249,989
                                                                                                   ===============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period. ........................................................................   $   104,764,121
   Net increase in net assets during the period ................................................         9,249,989
                                                                                                   ---------------
   End of period ...............................................................................   $   114,014,110
                                                                                                   ===============

----------
*    Auction Preferred Stock.

(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................................................   $          9.82
                                                                                                   ---------------
INVESTMENT OPERATIONS:
   Net investment income .......................................................................              0.26
   Net realized and unrealized gain/(loss) on investments. .....................................              0.82
DISTRIBUTIONS TO APS* SHAREHOLDERS:
   From net investment income ..................................................................             (0.01)
                                                                                                   ---------------
   Total from investment operations ............................................................              1.07
                                                                                                   ---------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..................................................................             (0.22)
                                                                                                   ---------------
   Total distributions to Common Stock Shareholders ............................................             (0.22)
                                                                                                   ---------------
   Net asset value, end of period ..............................................................   $         10.67
                                                                                                   ===============
   Market value, end of period .................................................................   $         11.37
                                                                                                   ===============
   Common Stock shares outstanding, end of period ..............................................        10,685,849
                                                                                                   ===============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ......................................................................             10.07%**
   Net investment income, including payments to APS Shareholders+ ..............................              9.81%**
   Operating expenses including interest expense. ..............................................              2.33%**
   Operating expenses excluding interest expense ...............................................              1.67%**
SUPPLEMENTAL DATA:++
   Portfolio turnover rate .....................................................................                 4%***
   Net assets before loan, end of period (in 000's) ............................................   $       170,114
   Ratio of operating expenses including interest expense(2) to net assets
      before loan and APS. .....................................................................              1.57%**
   Ratio of operating expenses excluding interest expense(2) to net assets
      before loan and APS. .....................................................................              1.13%**

(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  Does not include distributions to APS Shareholders.

*    Auction Preferred Stock.

**   Annualized.

***  Not Annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes APS and loan principal balance.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)

                                         TOTAL                                   DIVIDEND
                                       DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                                          PAID       VALUE     CLOSING PRICE     PRICE(1)
                                       ---------   ---------   -------------   ------------
December 31, 2009 ..................    $0.0720      $10.31        $10.47         $10.31
January 29, 2010 ...................     0.0720       10.52         10.59          10.52
February 26, 2010 ..................     0.0720       10.67         11.37          10.80

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2010 the aggregate cost of securities for federal income tax purposes was $168,938,993, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,247,156 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $22,850,996.

2. ADDITIONAL ACCOUNTING STANDARDS

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 28, 2010 is as follows:

                                                                  LEVEL 2        LEVEL 3
                                    TOTAL           LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                   VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                              FEBRUARY 28, 2010      PRICE         INPUTS        INPUTS
                              -----------------   -----------   -----------   ------------
Preferred Securities
   Banking                       $ 70,243,491     $46,919,881   $23,261,870      $61,740
   Financial Services                 826,375         802,894        23,481           --
   Insurance                       33,255,398      14,737,823    18,517,575           --
   Utilities                       44,105,116      12,935,553    31,169,563           --
   Energy                          10,350,986              --    10,350,986           --
   Miscellaneous Industries         2,903,752              --     2,903,752           --
Corporate Debt Securities           4,662,888         826,225     3,836,663           --
Common Stock
   Banking                            131,877         131,877            --           --
Money Market Fund                   2,855,270       2,855,270            --           --
                                 ------------     -----------   -----------      -------
Total Investments                $169,335,153     $79,209,523   $90,063,890      $61,740
                                 ============     ===========   ===========      =======

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                          PREFERRED SECURITIES
                                                                          --------------------
                                                      TOTAL INVESTMENTS          BANKING
                                                      -----------------   --------------------
BALANCE AS OF 11/30/09 ............................        $ 49,500              $49,500
Accrued discounts/premiums ........................              --                   --
Realized gain/(loss) ..............................              --                   --
Change in unrealized appreciation/(depreciation) ..          12,240               12,240
Net purchases/(sales) .............................              --                   --
Transfers in and/or out of Level 3 ................              --                   --
                                                           --------              --------
BALANCE AS OF 2/28/10 .............................        $ 61,740              $ 61,740

     For the period ended February 28, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $12,240.

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DIRECTORS

     Donald F. Crumrine, CFA
          Chairman of the Board
     David Gale
     Morgan Gust
     Karen H. Hogan
     Robert F. Wulf, CFA

OFFICERS

     Donald F. Crumrine, CFA
          Chief Executive Officer
     Robert M. Ettinger, CFA
          President
     R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
     Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
     Bradford S. Stone
          Vice President and
          Assistant Treasurer
     Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary

INVESTMENT ADVISER

     Flaherty & Crumrine Incorporated
     e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?

-    If your shares are held in a Brokerage Account, contact your Broker.

- If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
          PNC Global Investment Servicing
          (U.S.) Inc.
          P.O. Box 43027
          Providence, RI 02940-3027
          1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

(FLAHERTY & CRUMRINE LOGO)

                              FLAHERTY & CRUMRINE
                             PREFERRED INCOME FUND

                                Quarterly Report

                               February 28, 2010

                            www.preferredincome.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Flaherty & Crumrine Preferred Income Fund Incorporated


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date April 26, 2010

By (Signature and Title)* /s/ R. Eric Chadwick
                          ------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                          (principal financial officer)

Date April 26, 2010

* Print the name and title of each signing officer under his or her signature.